Events after the reporting period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Events after the reporting period
45 Events after the reporting period
On January 12, 2026, Aegon began a EUR 227 million share buyback, which includes EUR 200 million of the EUR 400 million share buyback program announced on December 10, 2025. This tranche has been expanded to include EUR 27 million to meet Aegon’s obligations resulting from its share-based compensation plans for senior management and is expected to be completed by June 30, 2026.

Aegon Ltd. [member]
Disclosure of non-adjusting events after reporting period [line items]
Events after the reporting period	25 Events after the reporting period Please refer to note 45 Events after the reporting period to the consolidated financial statements of the Group.